Income Taxes (Details) - Schedule of R&D Tax Credits Accumulated	12 Months Ended
Sep. 30, 2023 CAD ($)
Federal [Member]
Income Taxes (Details) - Schedule of R&D Tax Credits Accumulated [Line Items]
Federal	$ 6,181,448
2008 [Member] | Federal [Member]
Income Taxes (Details) - Schedule of R&D Tax Credits Accumulated [Line Items]
Federal	$ 1,232
2008 [Member] | Year of expiry [Member]
Income Taxes (Details) - Schedule of R&D Tax Credits Accumulated [Line Items]
Year of expiry	2025 years
2009 [Member] | Federal [Member]
Income Taxes (Details) - Schedule of R&D Tax Credits Accumulated [Line Items]
Federal	$ 1,562
2009 [Member] | Year of expiry [Member]
Income Taxes (Details) - Schedule of R&D Tax Credits Accumulated [Line Items]
Year of expiry	2026 years
2009 [Member] | Federal [Member]
Income Taxes (Details) - Schedule of R&D Tax Credits Accumulated [Line Items]
Federal	$ 1,257
2009 [Member] | Year of expiry [Member]
Income Taxes (Details) - Schedule of R&D Tax Credits Accumulated [Line Items]
Year of expiry	2027 years
2010 [Member] | Federal [Member]
Income Taxes (Details) - Schedule of R&D Tax Credits Accumulated [Line Items]
Federal	$ 18,655
2010 [Member] | Year of expiry [Member]
Income Taxes (Details) - Schedule of R&D Tax Credits Accumulated [Line Items]
Year of expiry	2028 years
2011 [Member] | Federal [Member]
Income Taxes (Details) - Schedule of R&D Tax Credits Accumulated [Line Items]
Federal	$ 9,843
2011 [Member] | Year of expiry [Member]
Income Taxes (Details) - Schedule of R&D Tax Credits Accumulated [Line Items]
Year of expiry	2029 years
2012 [Member] | Federal [Member]
Income Taxes (Details) - Schedule of R&D Tax Credits Accumulated [Line Items]
Federal	$ 7,069
2012 [Member] | Year of expiry [Member]
Income Taxes (Details) - Schedule of R&D Tax Credits Accumulated [Line Items]
Year of expiry	2030 years
2016 [Member] | Federal [Member]
Income Taxes (Details) - Schedule of R&D Tax Credits Accumulated [Line Items]
Federal	$ 9,718
2016 [Member] | Year of expiry [Member]
Income Taxes (Details) - Schedule of R&D Tax Credits Accumulated [Line Items]
Year of expiry	2034 years
2017 [Member] | Federal [Member]
Income Taxes (Details) - Schedule of R&D Tax Credits Accumulated [Line Items]
Federal
2017 [Member] | Year of expiry [Member]
Income Taxes (Details) - Schedule of R&D Tax Credits Accumulated [Line Items]
Year of expiry	2032 years
2017 One [Member] | Federal [Member]
Income Taxes (Details) - Schedule of R&D Tax Credits Accumulated [Line Items]
Federal	$ 51,182
2017 One [Member] | Year of expiry [Member]
Income Taxes (Details) - Schedule of R&D Tax Credits Accumulated [Line Items]
Year of expiry	2036 years
2017 Two [Member] | Federal [Member]
Income Taxes (Details) - Schedule of R&D Tax Credits Accumulated [Line Items]
Federal	$ 25,029
2017 Two [Member] | Year of expiry [Member]
Income Taxes (Details) - Schedule of R&D Tax Credits Accumulated [Line Items]
Year of expiry	2037 years
2018 [Member] | Federal [Member]
Income Taxes (Details) - Schedule of R&D Tax Credits Accumulated [Line Items]
Federal	$ 480,243
2018 [Member] | Year of expiry [Member]
Income Taxes (Details) - Schedule of R&D Tax Credits Accumulated [Line Items]
Year of expiry	2038 years
2019 [Member] | Federal [Member]
Income Taxes (Details) - Schedule of R&D Tax Credits Accumulated [Line Items]
Federal	$ 1,134,507
2019 [Member] | Year of expiry [Member]
Income Taxes (Details) - Schedule of R&D Tax Credits Accumulated [Line Items]
Year of expiry	2039 years
2020 [Member] | Federal [Member]
Income Taxes (Details) - Schedule of R&D Tax Credits Accumulated [Line Items]
Federal	$ 1,389,834
2020 [Member] | Year of expiry [Member]
Income Taxes (Details) - Schedule of R&D Tax Credits Accumulated [Line Items]
Year of expiry	2040 years
2021 [Member] | Federal [Member]
Income Taxes (Details) - Schedule of R&D Tax Credits Accumulated [Line Items]
Federal	$ 1,243,043
2021 [Member] | Year of expiry [Member]
Income Taxes (Details) - Schedule of R&D Tax Credits Accumulated [Line Items]
Year of expiry	2041 years
2022 [Member] | Federal [Member]
Income Taxes (Details) - Schedule of R&D Tax Credits Accumulated [Line Items]
Federal	$ 1,359,218
2022 [Member] | Year of expiry [Member]
Income Taxes (Details) - Schedule of R&D Tax Credits Accumulated [Line Items]
Year of expiry	2042 years
2023 [Member] | Federal [Member]
Income Taxes (Details) - Schedule of R&D Tax Credits Accumulated [Line Items]
Federal	$ 449,056
2023 [Member] | Year of expiry [Member]
Income Taxes (Details) - Schedule of R&D Tax Credits Accumulated [Line Items]
Year of expiry	2043 years